--------------------------------------------------------------------------------

                                 ANNUAL REPORT, AUGUST 31, 1995
                                 THE RUSHMORE FUND, INC.

                                 4922 FAIRMONT AVENUE, BETHESDA, MARYLAND
                                 20814
                                 (800) 343-3355 (301) 657-1500
[LOGO OF RUSHMORE
 APPEARS HERE]
--------------------------------------------------------------------------------

Dear Shareholders:

In early 1994, the Federal Reserve began what was to be the first of seven interest rate increases between February 1994 and February 1995, with the two most sizable increases of 75 and 50 basis points occurring in November 1994 and February 1995, respectively. Yet, the bear market environment of 1994 did not abate until late in the first quarter of 1995, when the Fed's interest rate increases finally took hold and the economy began to slow. The economic environment turned more favorable for notes and bonds in the second quarter of 1995, but was somewhat tempered by the weakening of the U.S. dollar. Finally in July 1995 the Federal Reserve reduced rates 25 basis points, which marked a turning point for monetary policy from one of restraint to one of accommodation.

RUSHMORE MONEY MARKET PORTFOLIO invests in the highest quality commercial paper 81.70%, and U.S. Treasury repurchase agreements 18.30%. The Portfolio had an average maturity of 17 days on August 31, 1995. For the fiscal year ended August 31, 1995, net income averaged 4.92% of net assets. We look for short-term rates to have a market decline for the next few months.

RUSHMORE U.S. GOVERNMENT INTERMEDIATE-TERM SECURITIES PORTFOLIO invests primarily in the current ten-year Treasury note. The objective of the Portfolio is to provide high current income, while maintaining the safety of principal. For the fiscal year ended August 31, 1995, the Portfolio posted a total return of 12.07%.

RUSHMORE U.S. GOVERNMENT LONG-TERM SECURITIES PORTFOLIO invests in 10 and 30 year U.S. Treasury securities and, like the Intermediate-Term Portfolio, strives to earn the highest income possible while maintaining the safety of principal. For the fiscal year ended August 31, 1995, the Portfolio posted a total return of 16.35%.

The Federal Reserve, pleased that the economy looks substantially healthier than in July when it cut interest rates, will likely put further rate cuts on hold until at least its next policy meeting in November 1995. The economy, now operating close to full employment, can grow without an acceleration of inflation. For the short-term, rates will stay around present levels. Going forward, however, the situation for notes and bonds is extremely attractive because of the progress against inflation. For the

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

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balance of the calendar year, we look for the economy to accelerate and rates to move lower, this all being done quite possibly without further rate cuts by the Federal Reserve.

We will continue our conservative investment philosophy and, as always, thank you for your continued investment in The Rushmore Fund, Inc.

Sincerely,


/s/ Daniel L. O'Connor                /s/ Richard J. Garvey

Daniel L. O'Connor                    Richard J. Garvey
Chairman of the Board                 President

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                                     - 2 -

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                            THE RUSHMORE FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995

                                                            Face       Value
                                                           Amount    (Note 1)
                                                         ---------- -----------
COMMERCIAL PAPER 82.18%
Abbott Lab Co., 5.68%, 9/25/95.........................  $1,000,000 $   996,213
American Express Credit Corp., 5.70%, 9/05/95..........   1,000,000     999,367
AT&T Corp., 5.70%, 9/27/95.............................   1,000,000     995,883
Chevron Oil Finance Co., 5.70%, 10/04/95...............     800,000     795,820
Dover Corp., 5.71%, 9/11/95............................   1,000,000     998,414
Exxon Asset Management Corp., 5.70%, 9/14/95...........   1,000,000     997,942
Ford Motor Credit Co., 5.72%, 10/19/95.................     800,000     793,899
General Electric Capital Corp., 5.73%, 9/21/95.........     800,000     797,453
Heinz Co., 5.67%, 9/01/95..............................     800,000     800,000
Kellogg Co., 5.70%, 9/18/95............................     750,000     747,981
Merrill Lynch Co., 5.73%, 10/20/95.....................     800,000     793,761
Pepsi Co., 5.68%, 9/12/95..............................     800,000     798,612
Philip Morris Co., 5.70%, 10/04/95.....................     800,000     795,820
Pitney Bowes Credit Corp., 5.72%, 9/15/95..............     775,000     773,276
Raytheon Co., 5.70%, 9/21/95...........................     800,000     797,467
Safeco Credit Corp., 5.71%, 9/22/95....................     800,000     797,335
Texaco, Inc., 5.68%, 9/01/95...........................   1,000,000   1,000,000
Transamerica Corp, 5.73%, 10/03/95.....................   1,000,000     994,907
United Parcel Service of America, Inc., 5.70%, 9/18/95.     800,000     797,847
US West Corp., 5.65%, 9/13/95..........................     800,000     798,493
Xerox Corp., 5.70%, 9/26/95............................     800,000     796,833
                                                                    -----------
Total Commercial Paper (Cost $18,067,323)..............              18,067,323
                                                                    -----------
REPURCHASE AGREEMENTS 18.41%
With Paine Webber at 5.75%, dated 8/31/95, due 9/1/95,
 collateralized by
 U.S. Treasury Notes, due 11/30/96 (Cost $4,047,622)...               4,047,622
                                                                    -----------
Total Investments 100.59% (Cost $22,114,945*)..........              22,114,945
                                                                    -----------
Other Liabilities in excess of Assets -0.59%...........                (129,662)
                                                                    -----------
Net Assets (Note 6) 100.00%............................             $21,985,283
                                                                    ===========
Net Asset Value Per Share (Based on 21,985,283 Shares
 Outstanding)..........................................             $      1.00
                                                                    ===========

              *Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

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                                     - 3 -

--------------------------------------------------------------------------------
                            THE RUSHMORE FUND, INC.
             U.S. GOVERNMENT INTERMEDIATE-TERM SECURITIES PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995

                                                            Face       Value
                                                           Amount    (Note 1)
                                                         ---------- -----------
U.S. TREASURY OBLIGATIONS 97.93%
U.S. Treasury Notes, 5.875%, 2/15/04.................... $8,900,000 $ 8,644,125
U.S. Treasury Notes, 7.875%, 11/15/04...................    300,000     331,500
U.S. Treasury Bonds, 7.50%, 2/15/05.....................    700,000     756,438
U.S. Treasury Notes, 6.50%, 5/15/05.....................  1,600,000   1,620,499
                                                                    -----------
Total U.S. Treasury Obligations (Cost $10,950,968)......             11,352,562
                                                                    -----------
REPURCHASE AGREEMENTS 1.02%
With Paine Webber at 5.75%, dated 8/31/95, due 9/1/95,
 collateralized by
 U.S. Treasury Notes, due 11/30/96 (Cost $118,204)......                118,204
                                                                    -----------
Total Investments 98.95% (Cost $11,069,172*)............             11,470,766
                                                                    -----------
Other Assets Less Liabilities 1.05%.....................                122,079
                                                                    -----------
Net Assets (Note 6) 100.00%.............................            $11,592,845
                                                                    ===========
Net Asset Value Per Share (Based on 1,227,678 Shares
 Outstanding)...........................................            $      9.44
                                                                    ===========

              * Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

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                                     - 4 -

--------------------------------------------------------------------------------
                            THE RUSHMORE FUND, INC.
                 U.S. GOVERNMENT LONG-TERM SECURITIES PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995

                                                            Face       Value
                                                           Amount    (Note 1)
                                                         ---------- -----------
U.S. TREASURY OBLIGATIONS 94.37%
U.S. Treasury Bonds, 8.00%, 11/15/21.................... $  800,000 $   917,749
U.S. Treasury Bonds, 7.50%, 11/15/24....................  7,400,000   8,112,250
U.S. Treasury Bonds, 7.625%, 2/15/25....................  4,850,000   5,409,263
U.S. Treasury Bonds, 6.875%, 8/15/25....................  1,000,000   1,029,062
                                                                    -----------
Total U.S. Treasury Obligations (Cost $14,301,989)......             15,468,324
                                                                    -----------
REPURCHASE AGREEMENTS 4.43%
With Paine Webber at 5.75%, dated 8/31/95, due 9/1/95,
 collateralized by
 U.S. Treasury Notes, due 11/30/96 (Cost $725,055)......                725,055
                                                                    -----------
Total Investments 98.80% (Cost $15,027,044*)............             16,193,379
                                                                    -----------
Other Assets Less Liabilities 1.20%.....................                197,327
                                                                    -----------
Net Assets (Note 6) 100.00%.............................            $16,390,706
                                                                    ===========
Net Asset Value Per Share (Based on 1,657,846 Shares
 Outstanding)...........................................            $      9.89
                                                                    ===========

              * Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

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                                     - 5 -

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                            THE RUSHMORE FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1995

                                               U.S. Government  U.S. Government
                                              Intermediate-Term    Long-Term
                                 Money Market    Securities       Securities
                                  Portfolio       Portfolio        Portfolio
                                 ------------ ----------------- ---------------
INVESTMENT INCOME (Note 1)......  $1,260,190     $  784,865       $2,029,836
                                  ----------     ----------       ----------
EXPENSES
 Investment Advisory Fee (Note
  2)............................     111,227         55,386          134,573
 Administrative Fee (Note 2)....      55,614         33,231           80,744
                                  ----------     ----------       ----------
  Total Expenses................     166,841         88,617          215,317
                                  ----------     ----------       ----------
NET INVESTMENT INCOME...........   1,093,349        696,248        1,814,519
                                  ----------     ----------       ----------
 Net Realized Loss on Invest-
  ments.........................         --        (233,727)        (162,740)
 Net Change in Unrealized
  Appreciation of Investments...         --         652,352        1,939,775
                                  ----------     ----------       ----------
NET GAIN ON INVESTMENTS.........         --         418,625        1,777,035
                                  ----------     ----------       ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......  $1,093,349     $1,114,873       $3,591,554
                                  ==========     ==========       ==========

                       See Notes to Financial Statements.

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                                     - 6 -

--------------------------------------------------------------------------------
                            THE RUSHMORE FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                         FOR THE YEAR ENDED AUGUST 31,

                                                         U.S. Government           U.S. Government
                                                        Intermediate-Term             Long-Term
                                Money Market               Securities                 Securities
                                 Portfolio                  Portfolio                 Portfolio
                          -------------------------  ------------------------  -------------------------
                             1995          1994         1995         1994          1995         1994
                          -----------  ------------  -----------  -----------  ------------  -----------
FROM INVESTMENT ACTIVI-
 TIES
 Net Investment Income..  $ 1,093,349  $    884,972  $   696,248  $ 1,054,991  $  1,814,519  $ 1,336,390
 Net Realized Losses on
  Investment
  Transactions..........          --            --      (233,727)    (746,062)     (162,740)    (271,328)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation) of
  Investments...........          --            --       652,352   (1,585,722)    1,939,775   (2,738,037)
                          -----------  ------------  -----------  -----------  ------------  -----------
 Net Increase (Decrease)
  in Net Assets
  Resulting from
  Operations............    1,093,349       884,972    1,114,873   (1,276,793)    3,591,554   (1,672,975)
DISTRIBUTIONS TO
 SHAREHOLDERS
 From Net Investment
  Income................   (1,093,349)     (895,876)    (696,248)  (1,059,384)   (1,814,519)  (1,341,699)
 From Realized Gains on
  Investments...........          --            --           --      (331,837)          --    (1,300,316)
FROM SHARE TRANSACTIONS
 (Note 4)...............     (275,242)  (34,498,161)  (2,188,052)  (4,320,098)  (14,662,722)   9,497,713
                          -----------  ------------  -----------  -----------  ------------  -----------
 Net Increase (Decrease)
  in Net Assets.........     (275,242)  (34,509,065)  (1,769,427)  (6,988,112)  (12,885,687)   5,182,723
NET ASSETS--Beginning of
 Year...................   22,260,525    56,769,590   13,362,272   20,350,384    29,276,393   24,093,670
                          -----------  ------------  -----------  -----------  ------------  -----------
NET ASSETS--End of Year.  $21,985,283  $ 22,260,525  $11,592,845  $13,362,272  $ 16,390,706  $29,276,393
                          ===========  ============  ===========  ===========  ============  ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE RUSHMORE FUND, INC.
                              FINANCIAL HIGHLIGHTS
                             MONEY MARKET PORTFOLIO

                                        For the Year Ended August 31,
                                   -------------------------------------------
                                    1995     1994     1993     1992     1991
                                   -------  -------  -------  -------  -------
Per Share Operating Performance:
 Net Asset Value--Beginning of
  Year............................ $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                   -------  -------  -------  -------  -------
 Net Investment Income............   0.049    0.027    0.024    0.037    0.061
 Net Realized and Unrealized Gains
  (Losses) on Securities..........     --       --       --       --       --
                                   -------  -------  -------  -------  -------
 Net Increase in Net Asset Value
  Resulting from Operations.......   0.049    0.027    0.024    0.037    0.061
 Dividends to Shareholders........  (0.049)  (0.027)  (0.024)  (0.037)  (0.061)
 Distributions to Shareholders
  From Net Realized Capital Gains.     --       --       --       --       --
                                   -------  -------  -------  -------  -------
 Net Increase (Decrease) in Net
  Asset Value.....................    0.00     0.00     0.00     0.00     0.00
                                   -------  -------  -------  -------  -------
 Net Asset Value--End of Year..... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                   =======  =======  =======  =======  =======
Total Investment Return...........    5.03%    2.88%    2.43%    3.71%    6.33%
Ratios to Average Net Assets:
 Expenses.........................    0.75%    0.75%    0.78%    0.80%    0.79%
 Net Investment Income............    4.92%    2.73%    2.40%    3.71%    6.14%
Supplementary Data:
 Portfolio Turnover Rate..........     --       --       --       --       --
 Number of Shares Outstanding at
  End of Year
  (000's omitted).................  21,985   22,261   56,759   98,606  115,539

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE RUSHMORE FUND, INC.
                              FINANCIAL HIGHLIGHTS
             U.S. GOVERNMENT INTERMEDIATE-TERM SECURITIES PORTFOLIO

                                       For the Year Ended August 31,
                                  --------------------------------------------
                                   1995     1994      1993     1992     1991
                                  -------  -------   -------  -------  -------
Per Share Operating Performance:
 Net Asset Value--Beginning of
  Year........................... $  8.97  $ 10.22   $ 10.73  $  9.93  $  9.39
                                  -------  -------   -------  -------  -------
 Net Investment Income...........   0.564    0.527     0.596    0.681    0.702
 Net Realized and Unrealized
  Gains (Losses) on Securities...   0.470   (1.080)    0.492    0.799    0.539
                                  -------  -------   -------  -------  -------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations.....................   1.034   (0.553)    1.088    1.480    1.241
 Dividends to Shareholders.......  (0.564)  (0.530)   (0.596)  (0.680)  (0.701)
 Distributions to Shareholders
  from Net Realized Capital
  Gains..........................     --    (0.166)   (1.002)     --       --
                                  -------  -------   -------  -------  -------
 Net Increase (Decrease) in Net
  Asset Value....................    0.47    (1.25)    (0.51)    0.80     0.54
                                  -------  -------   -------  -------  -------
 Net Asset Value--End of Year.... $  9.44  $  8.97   $ 10.22  $ 10.73  $  9.93
                                  =======  =======   =======  =======  =======
Total Investment Return..........   12.07%   (5.64)%   14.47%   15.37%   13.86%
Ratios to Average Net Assets:
 Expenses........................    0.80%    0.80%     0.80%    0.80%    0.80%
 Net Investment Income...........    6.30%    5.50%     5.91%    6.63%    7.21%
Supplementary Data:
 Portfolio Turnover Rate.........    28.9%   174.0%    113.3%   199.8%   195.8%
 Number of Shares Outstanding at
  End of Year
  (000's omitted)................   1,228    1,489     1,990    1,502    2,322

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE RUSHMORE FUND, INC.
                              FINANCIAL HIGHLIGHTS
                 U.S. GOVERNMENT LONG-TERM SECURITIES PORTFOLIO

                                       For the Year Ended August 31,
                                  --------------------------------------------
                                   1995     1994      1993     1992     1991
                                  -------  -------   -------  -------  -------
Per Share Operating Performance:
 Net Asset Value--Beginning of
  Year........................... $  9.08  $ 11.55   $ 10.62  $  9.97  $  9.14
                                  -------  -------   -------  -------  -------
 Net Investment Income...........   0.606    0.599     0.650    0.697    0.718
 Net Realized and Unrealized
  Gains (Losses) on Securities...   0.810   (1.880)    1.304    0.649    0.829
                                  -------  -------   -------  -------  -------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations.....................   1.416   (1.281)    1.954    1.346    1.547
 Dividends to Shareholders.......  (0.606)  (0.602)   (0.650)  (0.696)  (0.717)
 Distributions to Shareholders
  from Net Realized Capital
  Gains..........................     --    (0.583)   (0.374)     --       --
                                  -------  -------   -------  -------  -------
 Net Increase (Decrease) in Net
  Asset Value....................    0.81    (2.47)     0.93     0.65     0.83
                                  -------  -------   -------  -------  -------
 Net Asset Value--End of Year.... $  9.89  $  9.08   $ 11.55  $ 10.62  $  9.97
                                  =======  =======   =======  =======  =======
Total Investment Return..........   16.35%  (10.29)%   20.92%   13.97%   17.61%
Ratios to Average Net Assets:
 Expenses........................    0.80%    0.80%     0.80%    0.80%    0.80%
 Net Investment Income...........    6.75%    5.97%     6.08%    6.80%    7.43%
Supplementary Data:
 Portfolio Turnover Rate.........    63.3%   188.3%    173.6%   298.0%   235.7%
 Number of Shares Outstanding at
  End of Year
  (000's omitted)................   1,658    3,225     2,085    2,148    1,452

                       See Notes to Financial Statements.

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                                     - 10 -

--------------------------------------------------------------------------------
                            THE RUSHMORE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

The Rushmore Fund, Inc. ("Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund consists of four separate portfolios each with its own investment objectives and policies. These financial statements report on three of the four portfolios: Money Market Portfolio, U.S. Government Intermediate-Term Securities Portfolio, and U.S. Government Long-Term Securities Portfolio. The following is a summary of significant accounting policies which the Fund follows.

    (a) Securities of the Money Market Portfolio are valued at amortized cost which approximates market value. Securities of the U.S. Government Intermediate-Term Securities Portfolio and U.S. Government Long-Term Securities Portfolio are valued on the basis of the average of quoted bid and ask prices when market quotations are available. If market quotations are not readily available, the Board of Directors will value the portfolios' securities in good faith.

    (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Realized gains and losses from securities transactions are computed on an identified cost basis.

    (c) Net investment income is computed, and dividends are declared daily, in the Money Market, U.S. Government Intermediate-Term Securities and U.S. Government Long-Term Securities Portfolios. Income dividends in these portfolios are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed quarterly in the Money Market, U.S. Government Intermediate-Term Securities and U.S. Government Long-Term Securities Portfolios. Long-term capital gains, if any, are distributed annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY AND SHAREHOLDER SERVICES

Investment advisory and management services are provided by Money Management Associates, ("Adviser"). Under an agreement with the Adviser, each portfolio of the Fund pays a fee for such services at an annual rate of 0.50% of the average daily net assets of the portfolio.

Rushmore Trust and Savings, FSB (Trust), a wholly owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Fund. In addition, the Trust serves as custodian

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
of the Fund's assets and pays the operating expenses of the Fund. For these services, the Trust receives an annual fee of 0.25% of the average net assets of the Money Market Portfolio, 0.30% of the average net assets of the U.S. Government Intermediate-Term Securities and U.S. Government Long-Term
Securities Portfolios.

3. SECURITIES TRANSACTIONS

For the year ended August 31, 1995, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                               U.S. Government  U.S. Government
                                              Intermediate-Term    Long-Term
                                Money Market     Securities       Securities
                                 Portfolio        Portfolio        Portfolio
                                ------------  ----------------- ---------------
Purchases......................      --          $ 3,078,328     $ 16,414,844
                                ------------     -----------     ------------
Sales..........................      --          $ 4,982,766     $ 30,998,133
                                ------------     -----------     ------------

4. SHARE TRANSACTIONS

On August 31, 1995, there were 1,000,000,000 shares of $.001 par value capital stock authorized. Transactions in shares of the Fund were as follows:

                                               U.S. Government  U.S. Government
                                              Intermediate-Term    Long-Term
                                Money Market     Securities       Securities
                                 Portfolio        Portfolio        Portfolio
                                ------------  ----------------- ---------------
In Shares
 Shares Sold...................   49,791,377         573,883        2,729,920
 Shares Issued in Reinvestment
  of Dividends.................    1,055,000          66,809          183,562
                                ------------     -----------     ------------
                                  50,846,377         640,692        2,913,482
 Shares Redeemed...............  (51,121,619)       (902,155)      (4,480,768)
                                ------------     -----------     ------------
                                    (275,242)       (261,463)      (1,567,286)
                                ============     ===========     ============
In Dollars
 Shares Sold................... $ 49,791,377     $ 5,208,101     $ 24,815,509
 Shares Issued in Reinvestment
  of Dividends.................    1,055,000         598,933        1,657,955
                                ------------     -----------     ------------
                                  50,846,377       5,807,034       26,473,464
 Shares Redeemed...............  (51,121,619)     (7,995,086)     (41,136,186)
                                ------------     -----------     ------------
                                $   (275,242)    $(2,188,052)    $(14,662,722)
                                ============     ===========     ============

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                                     - 12 -

--------------------------------------------------------------------------------

5. NET UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS

Unrealized appreciation (depreciation) as of August 31, 1995, based on the cost for Federal income tax purposes is as follows:

                                               U.S. Government  U.S. Government
                                              Intermediate-Term    Long-Term
                                 Money Market    Securities       Securities
                                  Portfolio       Portfolio        Portfolio
                                 ------------ ----------------- ---------------
Gross Unrealized Appreciation...         --      $   406,076      $ 1,234,225
Gross Unrealized Depreciation...         --           (4,482)         (67,890)
                                 -----------     -----------      -----------
Net Unrealized Appreciation.....         --      $   401,594      $ 1,166,335
                                 ===========     ===========      ===========
Cost of Investments for Federal
 Income Tax purposes............ $22,114,945     $11,069,172      $15,027,044
                                 ===========     ===========      ===========

6. NET ASSETS

At August 31, 1995, net assets consisted of the following:

                                                U.S. Government  U.S. Government
                                               Intermediate-Term    Long-Term
                                  Money Market    Securities       Securities
                                   Portfolio       Portfolio        Portfolio
                                  ------------ ----------------- ---------------
Paid-in Capital.................  $21,985,283     $12,170,348      $15,848,714
Undistributed Net Investment In-
 come...........................          --              --               --
Accumulated Net Realized Loss on
 Investments....................          --         (979,097)        (624,343)
Net Unrealized Appreciation on
 Investments....................          --          401,594        1,166,335
                                  -----------     -----------      -----------
NET ASSETS......................  $21,985,283     $11,592,845      $16,390,706
                                  ===========     ===========      ===========

7. CAPITAL LOSS CARRYOVERS

At August 31, 1995, for Federal income tax purposes, the following portfolio's had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                U.S. Government  U.S. Government
                                               Intermediate-Term    Long-Term
                                                  Securities       Securities
Expires August 31,                                 Portfolio        Portfolio
------------------                             ----------------- ---------------
2002..........................................     $745,370         $461,603
2003..........................................      233,727          162,740
                                                   --------         --------
                                                   $979,097         $624,343
                                                   ========         ========

Permanent differences between tax and financial reporting of accumulated realized losses have been reclassified to paid-in-capital. As of August 31, 1995 the effect of permanent differences between tax and financial reporting of realized losses of $1,331 and $591,157 for the U.S. Government Intermediate-Term Securities Portfolio and the U.S. Government Long-Term Securities Portfolio, respectively, resulted in a reclassification of such losses to paid-in-capital.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8. REORGANIZATION PLAN

On July 27, 1995, the Board of Directors approved the development of an Agreement and Plan of Reorganization to be voted upon by shareholders of the U.S. Government Intermediate-Term Securities Portfolio at a December 22, 1995 meeting of shareholders. Shareholders of record as of October 27, 1995 will receive a combined prospectus/proxy statement (on or about November 13, 1995), and upon their approval, the U.S. Government Long-Term Securities Portfolio would acquire the assets and liabilities of the U.S. Government Intermediate-Term Securities Portfolio in exchange for shares of the U.S. Government Long-Term Securities Portfolio at the Net Asset Value as of December 31, 1995.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
of The Rushmore Fund, Inc.:

We have audited the statements of net assets of the Money Market, U.S. Government Intermediate-Term Securities, and U.S. Government Long-Term Securities Portfolio (three of the Portfolios) of The Rushmore Fund, Inc. as of August 31, 1995, the related statements of operations and changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Money Market, U.S. Government Intermediate-Term Securities, and U.S. Government Long-Term Securities Portfolios (three of the Portfolios) of The Rushmore Fund, Inc. at August 31,1995, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Washington, DC
September 29, 1995


--------------------------------------------------------------------------------

                                                                   RUSHMORE FUND
--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                                 August 31, 1995

                                                 [LOGO OF RUSHMORE APPEARS HERE]